Summary of Significant Accounting Policies (Details) - Schedule of Advance from Customers by Revenue Stream	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Dec. 30, 2022 HKD ($)	Sep. 30, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
System development	$ 842,433	$ 107,579	$ 325,000	$ 325,000
System development [Member]
Disaggregation of Revenue [Line Items]
System development	$ 842,433	$ 107,579	$ 325,000